Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 4. Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2. Significant other inputs that are directly or indirectly observable in the marketplace.

Level 3. Significant unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash equivalents, accounts receivable and accounts payable approximate fair value as of January 31, 2020 and July 31, 2020 because of the relatively short duration of these instruments.

The Company evaluated its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. The following table summarizes the Company’s financial assets measured at fair value as of January 31, 2020 and July 31, 2020 and indicates the fair value hierarchy of the valuation:

	Fair value measurements on a recurring basis as of January 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$67,119	$—	$—

Total assets	$67,119	$—	$—

Liabilities:
Contingent consideration (included in other long-term liabilities)	$—	$—	$195

Total liabilities	$—	$—	$195

	Fair value measurements on a recurring basis as of July 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$353,857	$—	$—

Total assets	$353,857	$—	$—

Liabilities:
Contingent consideration (included in other accrued expenses)	$—	$—	$209

Total liabilities	$—	$—	$209

All of the Company’s money market accounts are classified within Level 1 because the Company’s money market accounts are valued using quoted market prices in active exchange markets including identical assets.

The Company added contingent consideration, a Level 3 measurement, on October 18, 2019 with the acquisition of FinSuite Pty Ltd. Changes in fair value of the contingent consideration are recorded in the unaudited condensed consolidated statements of operations within other income. The Company’s contingent consideration is valued using a probability weighted discounted cash flow analysis. A reconciliation of the balance for contingent consideration obligations for the three and six months ended July 31, 2020 is as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Balance, beginning of period	$—	$190	$—	$195
Acquisitions	—	—	—	—
Change in fair value	—	—	—	—
Translation adjustments	—	19	—	14

Balance, end of period	$—	$209	$—	$209

Note 4. Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2. Significant other inputs that are directly or indirectly observable in the marketplace.

Level 3. Significant unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value as of January 31, 2019 and 2020 because of the relatively short duration of these instruments.

The Company evaluated its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. The following table summarizes the Company’s financial assets measured at fair value as of January 31, 2019 and 2020 and indicates the fair value hierarchy of the valuation:

	Fair value measurements on a recurring basis As of January 31, 2019
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$59,630	$—	$—

Total assets	$59,630	$—	$—

	Fair value measurements on a recurring basis As of January 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$67,119	$—	$—

Total assets	$67,119	$—	$—

Liabilities:
Contingent consideration (included in other long-term liabilities)	$—	$—	$195

Total liabilities	$—	$—	$195

All of the Company’s money market accounts are classified within Level 1 because the Company’s money market accounts are valued using quoted market prices in active exchange markets including identical assets.

The Company added contingent consideration, a Level 3 measurement, on October 18, 2019 with the acquisition of FinSuite Pty Ltd. Changes in fair value of the contingent consideration are recorded in the consolidated statements of operations within other income. The Company’s contingent consideration is valued using a probability weighted discounted cash flow analysis. Refer to Note 7, Business Combinations, for additional detailed discussion. A reconciliation of the beginning and ending balances for contingent consideration obligations are as follows:

Balance as of January 31, 2018	$—
Acquisitions	—
Change in fair value	—
Translation adjustments	—

Balance as of January 31, 2019	—
Acquisitions	197
Change in fair value	—
Translation adjustments	(2)

Balance as of January 31, 2020	$195